Income Tax - Schedule of Reconciliations of Federal Income Tax Effective Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Chang in fair value of warrants					7.60%	0.00%
Acquisition related expenses					(22.10%)	0.00%
Change in valuation allowance					(6.50%)	(21.00%)